Amplify Thematic All-Stars ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.3%
Communication Services - 7.8%
Activision Blizzard, Inc.	182	$14,551
Alphabet, Inc. - Class A (a)	1,712	199,140
Baidu, Inc. - Class A (a)	1,142	19,276
Electronic Arts, Inc.	117	15,354
Meta Platforms, Inc. - Class A (a)	300	47,730
NetEase, Inc.	949	17,493
Netflix, Inc. (a)	97	21,815
ROBLOX Corp. - Class A (a)	1,633	70,105
Roku, Inc. (a)	415	27,191
Sea Ltd. - ADR (a)	314	23,964
Snap, Inc. - Class A (a)	1,477	14,593
Spotify Technology SA (a)	170	19,213
Take-Two Interactive Software, Inc. (a)	131	17,388
Tencent Holdings Ltd.	734	28,687
		536,500
Consumer Discretionary - 11.6%
Alibaba Group Holding Ltd. (a)	3,663	43,443
Amazon.com, Inc. (a)	1,171	158,027
Aptiv PLC (a)	271	28,425
BYD Co Ltd. - Class H	594	21,611
DraftKings, Inc. (a) (b)	1,913	26,266
MercadoLibre, Inc. (a)	31	25,225
NIO, Inc. - Class A (a)	3,548	67,661
Tesla, Inc. (a)	445	396,695
XPeng, Inc. - Class A (a)	2,479	29,054
		796,407
Financials - 1.7%
Coinbase Global, Inc. - Class A (a) (b)	1,559	98,155
Robinhood Markets, Inc. - Class A (a) (b)	1,827	16,534
		114,689
Health Care - 3.5%
Agilent Technologies, Inc.	144	19,310
Beam Therapeutics, Inc. (a)	329	20,720
CRISPR Therapeutics AG (a)	368	27,600
Danaher Corp.	176	51,299
Intellia Therapeutics, Inc. (a)	419	27,135
Intuitive Surgical, Inc. (a)	199	45,804
Teladoc Health, Inc. (a)	1,258	46,357
		238,225
Industrials - 9.8%
ABB Ltd.	2,439	73,677
AeroVironment, Inc. (a)	244	21,140
Array Technologies, Inc. (a)	1,410	23,758
Ballard Power Systems, Inc. (a)	3,600	28,882
Bloom Energy Corp. - Class A (a)	1,546	31,276
Booz Allen Hamilton Holding Corp.	178	17,084
ChargePoint Holdings, Inc. (a) (b)	931	14,067
Deere & Co.	59	20,248
Evoqua Water Technologies Corp. (a)	436	16,616
FANUC Corp.	134	22,885
Pentair PLC	358	17,503
Plug Power, Inc. (a)	4,696	100,213
Roper Technologies, Inc.	40	17,467
Schneider Electric SE	117	16,050
Shoals Technologies Group, Inc. - Class A (a)	1,245	29,419
Siemens Gamesa Renewable Energy SA (a)	853	15,595
Sunrun, Inc. (a)	2,603	85,092
Tetra Tech, Inc.	150	22,990
Vestas Wind Systems A/S	1,900	49,320
Xylem, Inc./NY	557	51,261
		674,543
Information Technology - 58.7%
Adobe, Inc. (a)	68	27,888
Advanced Micro Devices, Inc. (a)	857	80,961
Adyen NV (a) (c)	16	28,469
Akamai Technologies, Inc. (a)	793	76,302
Ambarella, Inc. (a)	231	19,993
Analog Devices, Inc.	203	34,908
Apple, Inc.	534	86,780
Arista Networks, Inc. (a)	150	17,494
Autodesk, Inc. (a)	94	20,334
Block, Inc. (a)	2,055	156,303
Canadian Solar, Inc. (a)	631	23,278
Check Point Software Technologies Ltd. (a)	271	33,767
Cisco Systems, Inc.	2,142	97,183
Cloudflare, Inc. - Class A (a)	1,494	75,178
Crowdstrike Holdings, Inc. - Class A (a)	807	148,165
CyberArk Software Ltd. (a)	179	23,293
Daqo New Energy Corp. - ADR (a)	427	27,627
Dropbox, Inc. - Class A (a)	760	17,282
Enphase Energy, Inc. (a)	1,241	352,667
F5, Inc. (a)	130	21,757
First Solar, Inc. (a)	1,500	148,755
Fortinet, Inc. (a)	1,104	65,854
Infineon Technologies AG	758	20,520
Intel Corp.	1,513	54,937
International Business Machines Corp.	326	42,638
Itron, Inc. (a)	499	29,142
JinkoSolar Holding Co. Ltd. - ADR (a)	477	31,635
Juniper Networks, Inc.	1,184	33,188
Keyence Corp.	46	18,045
Mandiant, Inc. (a)	719	16,379
Mastercard, Inc. - Class A	46	16,274
Microsoft Corp.	481	135,036
MongoDB, Inc. (a)	51	15,936
NortonLifeLock, Inc.	1,004	24,628
NVIDIA Corp.	1,931	350,728
NXP Semiconductors NV	277	50,935
Okta, Inc. (a)	720	70,884
ON Semiconductor Corp. (a)	903	60,302
Oracle Corp.	368	28,645
Palo Alto Networks, Inc. (a)	258	128,768
PayPal Holdings, Inc. (a)	431	37,294
PTC, Inc. (a)	135	16,656
QUALCOMM, Inc.	644	93,419
Qualys, Inc. (a)	283	34,617
Rapid7, Inc. (a)	300	19,191
salesforce.com, Inc. (a)	192	35,332
Samsung SDI Co. Ltd.	94	41,172
SentinelOne, Inc. - Class A (a)	1,298	32,255
ServiceNow, Inc. (a)	55	24,566
Shopify, Inc. - Class A (a)	1,738	60,535
SolarEdge Technologies, Inc. (a)	629	226,522
Splunk, Inc. (a)	487	50,604
STMicroelectronics NV	500	18,828
SunPower Corp. (a)	1,470	29,944
Tenable Holdings, Inc. (a)	683	26,398
Trend Micro, Inc./Japan	345	19,902
Trimble, Inc. (a)	550	38,186
Twilio, Inc. - Class A (a)	810	68,688
UiPath, Inc. - Class A (a)	3,722	68,224
Unity Software, Inc. (a)	1,560	58,328
Varonis Systems, Inc. (a)	676	17,191
Visa, Inc. - Class A	63	13,363
VMware, Inc.	369	42,878
Workday, Inc. - Class A (a)	100	15,510
Xinyi Solar Holdings Ltd.	24,505	41,643
Zoom Video Communications, Inc. - Class A (a)	821	85,269
Zscaler, Inc. (a)	750	116,295
		4,045,668
Materials - 2.5%
Albemarle Corp.	320	78,179
Allkem Ltd. (a)	1,973	15,530
Ecolab, Inc.	212	35,016
Livent Corp. (a)	1,306	32,507
MP Materials Corp. (a)	390	13,092
		174,324
Real Estate - 1.4%
American Tower Corp. (d)	75	20,312
Crown Castle International Corp. (d)	112	20,234
Digital Realty Trust, Inc. (d)	128	16,954
Equinix, Inc. (d)	60	42,224
		99,724
Utilities - 2.3%
American Water Works Co., Inc.	206	32,021
Atlantica Sustainable Infrastructure PLC	558	19,898
Essential Utilities, Inc.	395	20,516
Ormat Technologies, Inc.	370	32,020
Orsted AS (c)	189	21,888
Sunnova Energy International, Inc. (a)	1,202	31,276
		157,619
Total Common Stocks (Cost $9,678,613)		6,837,699

PREFERRED STOCKS - 0.6%
Materials - 0.7%
Sociedad Quimica y Minera de Chile SA - Class B	476	47,254
Total Preferred Stocks (Cost $25,865)		47,254

MONEY MARKET FUNDS - 0.0% (e)
Invesco Government & Agency Portfolio - Institutional Class - 1.64% (f)	3,359	3,359
Total Money Market Funds (Cost $3,359)		3,359

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%
First American Government Obligations Fund - Class X - 1.94% (f)	152,077	152,077
Total Investments Purchased with Proceeds from Securities Lending (Cost $152,077)		152,077
Total Investments - 102.2%
(Cost $9,859,914)		$7,040,389

Percentages are based on Net Assets of $6,886,259.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2022. Total value of securities out on loan is $148,988 or 2.2% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2022 the value of these securities amounted to $50,357 or 0.7% of net assets.

(d)	Real Estate Investment Trust.
(e)	Less than 0.05%.
(f)	Seven-day yield as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industy Classification Standard (GICS®) was developed by and/or is the exclusive of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2022, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$6,837,699
Preferred Stocks	47,254
Money Market Funds	3,359
Investments Purchased with Proceeds from Securities Lending	152,077
Total Level 1	7,040,389
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$7,040,389

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, there were no transfers into or out of Level 3 for the Fund.